Fixed Assets (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Jun. 24, 2024	Dec. 31, 2023
Fixed Assets
Fixed Assets, gross	$ 894,627		$ 894,627			$ 4,335
Less accumulated depreciation	(99,939)		(99,939)			(678)
Fixed Assets, net	794,688		794,688			3,657
Depreciation expense	7,253	$ 191	9,735	$ 395
Finance lease asset amortization	85,986	$ 0	89,526	$ 0
Office equipment
Fixed Assets
Fixed Assets, gross	23,259		23,259			3,335
Property and equipment					$ 11,709
Medical equipment
Fixed Assets
Fixed Assets, gross	123,095		123,095			$ 1,000
Property and equipment					79,801
Furniture
Fixed Assets
Fixed Assets, gross	5,045		5,045
Property and equipment					5,045
Leased equipment
Fixed Assets
Fixed Assets, gross	736,624		736,624
Property and equipment					736,624
Leasehold improvements
Fixed Assets
Fixed Assets, gross	$ 6,604		$ 6,604
Property and equipment					$ 6,604